Loan Portfolio and Allowance for Credit Losses, Performance of Loans Modified to Borrowers Experiencing Financial Difficulty (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	$ 1,283
New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	945	[1]
Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	338
30 - 59 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	152
30 - 59 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	152	[1]
30 - 59 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
60 - 89 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
60 - 89 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
60 - 89 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
90+ Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	52
90+ Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	52	[1]
90+ Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Current [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	1,079
Current [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	741	[1]
Current [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	338
Commercial [Member] | Commercial Real Estate [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Commercial Real Estate [Member] | Current [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Commercial Real Estate [Member] | Current [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Commercial [Member] | Commercial Real Estate [Member] | Current [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Other [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Other [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Commercial [Member] | Other [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Other [Member] | Current [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Commercial [Member] | Other [Member] | Current [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Commercial [Member] | Other [Member] | Current [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	1,233
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	895	[1]
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	338
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	152
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	152	[1]
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	52
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	52	[1]
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	1,029
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	691	[1]
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	338
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	50
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	50	[1]
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	50
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	50	[1]
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Installment [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Installment [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Installment [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Installment [Member] | 30 - 59 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Installment [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Installment [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Installment [Member] | 60 - 89 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Installment [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Installment [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Installment [Member] | 90+ Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Installment [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Installment [Member] | 90+ Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Installment [Member] | Current [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0
Installment [Member] | Current [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	0	[1]
Installment [Member] | Current [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	$ 0

[1]	Includes New York, New Jersey, Vermont and Massachusetts.